Other Income	12 Months Ended
Dec. 31, 2014
OTHER INCOME [Abstract]
Other Income
NOTE 20 - OTHER INCOME
During the year ended December 31, 2014, Navios Partners received cash compensation of $17,779 from the sale of a defaulted counterparty claim to an unrelated third party. Navios Partners has no continuing obligation to provide any further services to the counterparty or any further resource or obligation to the third party to which it sold the claim and has therefore recognized the entire compensation received immediately in the Statement of Income within the caption of “Other income”.
As of March 25, 2014, the Company terminated the amended credit default insurance policy. In connection with the termination, Navios Partners received compensation of $30,956 (which was received in April 2014). From the total compensation, $1,170 was recorded immediately in the statement of income within the caption of “Revenue”, which represents reimbursements for insurance claims submitted for the period prior to the date of the termination and the remaining amount of $29,786 was recorded immediately in the statement of income within the caption of “Other income”. The Company has no future requirement to repay any of the lump sum cash payment back to the insurance company or provide any further services.
As part of a new suspension agreement entered into in June 2013, Navios Partners agreed to receive an upfront payment of $10,000 covering hire revenues for the suspension period until April 2016. The amount of $10,000 was recognized immediately in the statement of income under the caption of “Other income” since the Company has no future requirements to refund the payment.
On November 15, 2012, the Company agreed to restructure its credit default insurance. In connection with this restructuring, Navios Partners recognized in other income an amount of $22,453 net of related expenses received from its credit default insurer. The amount was considered “Other income” since the Company has no future requirement to repay any of the lump sum cash payment back to the insurance company. As of December 31, 2012, the other income also included an amount of $145 related to other income.